Income Taxes Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income tax at statutory rate	(17.00%)	(17.00%)	(17.00%)
Effect of international operations (1)	5.20%	75.30%	377.40%
Non-U.S. incentives	(0.30%)	(0.40%)	(19.50%)
Tax authority positions, net	(3.00%)	8.50%	0.00%
Valuation allowance	11.10%	(62.40%)	48.20%
Restructuring	23.50%
Other, net	4.20%	(1.00%)	0.30%
Effective tax expense rate	23.70%	3.00%	389.40%